ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020
ACCRUED LIABILITIES AND OTHER PAYABLES
Deposits received from distributors	¥ 16,200	¥ 16,200
Accrued salary	976	871
Accrued rent, electricity and water	1,455	1,352
Accrued other taxes	945	1,042
Others	3,351	3,381
Current accrued expenses and other current liabilities	¥ 22,927	¥ 22,846